Other Liabilities (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities (Details) [Line Items]
Future payment	¥ 4,060,000,000.00	¥ 2,450,000,000
Guarantee receivable	57,132,677	82,385,089
Financial guarantee loans	¥ 291,555,165	¥ 148,482,416
Other liabilities description	Other liabilities are expected to be settled or recognized as income within one year or are repayable on demand.
Minimum [Member]
Other Liabilities (Details) [Line Items]
Initial term of guarantee liabilities	1 year
Remaining term of guarantee liabilities	1 year
Maximum [Member]
Other Liabilities (Details) [Line Items]
Initial term of guarantee liabilities	10 years
Remaining term of guarantee liabilities	10 years